Leases (Tables)	11 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of future minimum lease payments	Future minimum lease payments under non-cancellable operating leases as of December 31, 2019 were as follow:

(in thousands)
2020	$471
2021	388
2022	73
Total minimum lease payments	932
Less: imputed interest	(39)
Present value of lease liabilities	$893

Liabilities
Current lease liabilities	$471
Non-current lease liabilities	422
$893

Schedule of lease costs	The following table contains a summary of the lease costs recognized and other information pertaining to the Group’s leases for the eleven months ended December 31, 2019, and years ended January 31, 2019 and 2018:

	Eleven months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	(in thousands)
Operating lease cost	$447	$501	$214

Other information
Cash paid for amounts included in the measurement of operating lease liabilities	$435	$369	$182
Right-of-use assets obtained in exchange for new operating leases	$—	$—	$2,212